Borrowings (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fixed rate:
Fixed rate, Argentine Peso	$ 24,579	$ 29,617
Fixed rate, Brazilian Reais	2,025	9,209
Fixed rate, US Dollar	106,059	140,078
Subtotal fixed-rate borrowings	132,663	178,904
Floating rate:
Floating rate, Argentine Peso	418	336
Floating rate, Brazilian Reais	8,101	11,699
Floating rate, US Dollar	249	3,655
Subtotal floating rate borrowings	8,768	15,690
Total borrowings	141,431	194,594
Uruguayan Peso [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	953	1,172
Subtotal fixed-rate borrowings	953	1,172
Floating rate:
Floating rate, Argentine Peso	0	0
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar	0	0
Subtotal floating rate borrowings	0	0
Total borrowings	953	1,172
US Dollar [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	0	82
Subtotal fixed-rate borrowings	0	82
Floating rate:
Floating rate, Argentine Peso	0	0
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar	0	331
Subtotal floating rate borrowings	0	331
Total borrowings	0	413
Argentine Peso [Member]
Fixed rate:
Fixed rate, Argentine Peso	24,579	29,617
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	104,449	138,744
Subtotal fixed-rate borrowings	129,028	168,361
Floating rate:
Floating rate, Argentine Peso	418	336
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar	249	3,324
Subtotal floating rate borrowings	667	3,660
Total borrowings	129,695	172,021
Brazilian Reais [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	2,025	9,209
Fixed rate, US Dollar	657	80
Subtotal fixed-rate borrowings	2,682	9,289
Floating rate:
Floating rate, Argentine Peso	0	0
Floating rate, Brazilian Reais	8,101	11,699
Floating rate, US Dollar	0	0
Subtotal floating rate borrowings	8,101	11,699
Total borrowings	$ 10,783	$ 20,988